Significant accounting policies - Reconciliation of operating lease commitments to lease liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Significant accounting policies - Text Details (Detail) [Line Items]
Operating lease commitments		€ 756
Long-term debt including current portion of long-term debt	€ 5,355	4,657
Short-term leases recognized on a straight-line basis as expense		17
Lease extensions considered reasonably certain		121
Total lease liabilities	256	1,133
Current lease liabilities		241
Non-current lease liabilities		892
Lease liabilities [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt	€ 1,381	330
Discounted [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Operating lease commitments		€ 699